STATEMENT OF INVESTMENTS
BNY Mellon Active Midcap Fund

September 30, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.6%
Automobiles & Components - 1.0%
BorgWarner	36,050	[a]	1,396,577
Gentex	95,405		2,456,679
			3,853,256
Banks - 2.2%
Comerica	36,440		1,393,830
KeyCorp	215,450		2,570,318
MGIC Investment	93,430		827,790
Popular	13,990		507,417
Regions Financial	179,760		2,072,633
Zions Bancorp	29,510		862,282
			8,234,270
Capital Goods - 8.4%
Allison Transmission Holdings	13,675		480,540
BWX Technologies	10,720		603,643
Carlisle	26,990		3,302,766
Colfax	36,170	[a,b]	1,134,291
Curtiss-Wright	36,070		3,363,888
EMCOR Group	8,630		584,337
Fastenal	29,290		1,320,686
Fortive	29,840		2,274,106
Fortune Brands Home & Security	27,780		2,403,526
Generac Holdings	7,100	[b]	1,374,844
Hexcel	11,660		391,193
Hubbell	7,220		987,985
Masco	40,090		2,210,162
Parker-Hannifin	22,840		4,621,446
Rockwell Automation	10,350		2,284,038
Trane Technologies	16,080		1,949,700
United Rentals	3,480	[b]	607,260
W.W. Grainger	4,770		1,701,793
			31,596,204
Commercial & Professional Services - 2.2%
Cintas	8,100	[b]	2,695,923
Clean Harbors	25,360	[b]	1,420,921
FTI Consulting	7,270	[b]	770,402
Herman Miller	23,710		715,094
Republic Services	8,000		746,800
Tetra Tech	5,630		537,665

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Commercial & Professional Services - 2.2% (continued)
TransUnion	16,990		1,429,369
			8,316,174
Consumer Durables & Apparel - 4.2%
Brunswick	15,050		886,596
D.R. Horton	8,320		629,242
Deckers Outdoor	12,080	[b]	2,657,721
Hanesbrands	56,810	[a]	894,758
Lululemon Athletica	2,860	[b]	941,998
Mohawk Industries	7,480	[b]	729,973
NVR	240	[b]	979,949
Peloton Interactive, Cl. A	9,300	[b]	922,932
PulteGroup	47,730		2,209,422
PVH	20,400		1,216,656
Tempur Sealy International	15,320	[b]	1,366,391
TRI Pointe Group	40,860	[b]	741,200
Whirlpool	9,420		1,732,244
			15,909,082
Consumer Services - 1.7%
Caesars Entertainment	9,860	[a,b]	552,752
Darden Restaurants	4,900		493,626
Domino's Pizza	4,060		1,726,637
Hilton Worldwide Holdings	23,070		1,968,332
Papa John's International	11,700		962,676
Penn National Gaming	10,660	[b]	774,982
			6,479,005
Diversified Financials - 5.1%
Ameriprise Financial	4,150		639,557
Discover Financial Services	20,690		1,195,468
FactSet Research Systems	8,030		2,689,086
LPL Financial Holdings	30,505		2,338,818
MSCI	4,790		1,708,976
OneMain Holdings	25,740		804,375
Raymond James Financial	7,390		537,696
SEI Investments	36,255		1,838,854
State Street	33,470		1,985,775
Synchrony Financial	109,720		2,871,372
T. Rowe Price Group	21,450		2,750,319
			19,360,296
Energy - 2.9%
Baker Hughes	78,630		1,044,993
Cabot Oil & Gas	25,450		441,812
Devon Energy	114,210		1,080,427
Helmerich & Payne	24,520		359,218
Marathon Oil	331,730		1,356,776

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Energy - 2.9% (continued)
Marathon Petroleum	29,160		855,554
Murphy Oil	83,820		747,674
National Oilwell Varco	75,200		681,312
Pioneer Natural Resources	13,960		1,200,420
The Williams Companies	164,920		3,240,678
			11,008,864
Food & Staples Retailing - .5%
Sprouts Farmers Market	28,380	[b]	593,993
The Kroger Company	42,310		1,434,732
			2,028,725
Food, Beverage & Tobacco - 2.5%
Archer-Daniels-Midland	22,190		1,031,613
Campbell Soup	43,410		2,099,742
Conagra Brands	34,710		1,239,494
Lamb Weston Holdings	14,000		927,780
The Hershey Company	23,610		3,384,257
Tyson Foods, Cl. A	10,720		637,626
			9,320,512
Health Care Equipment & Services - 7.8%
ABIOMED	2,260	[b]	626,156
Acadia Healthcare	18,230	[a,b]	537,420
Align Technology	4,010	[b]	1,312,714
Amedisys	4,860	[b]	1,149,050
AmerisourceBergen	12,760		1,236,699
Cerner	30,240		2,186,050
Chemed	2,840		1,364,194
DaVita	10,090	[b]	864,209
Hologic	36,550	[b]	2,429,478
IDEXX Laboratories	5,760	[b]	2,264,314
McKesson	12,870		1,916,729
Molina Healthcare	2,350	[b]	430,144
Quidel	6,150	[a,b]	1,349,187
ResMed	13,900		2,382,877
Steris	25,540		4,499,893
Teladoc Health	2,780	[a,b]	609,487
Veeva Systems, Cl. A	10,390	[b]	2,921,564
Zimmer Biomet Holdings	10,850		1,477,119
			29,557,284
Household & Personal Products - 2.2%
Church & Dwight	20,940		1,962,287
Nu Skin Enterprises, Cl. A	15,250		763,873
The Clorox Company	26,740		5,619,946
			8,346,106

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Insurance - 3.9%
Arch Capital Group	28,750	[b]	840,938
Brown & Brown	66,880		3,027,658
Everest Re Group	2,920		576,817
Fidelity National Financial	32,350		1,012,879
Globe Life	49,585		3,961,841
Primerica	20,160		2,280,902
The Hanover Insurance Group	8,410		783,644
The Hartford Financial Services Group	25,780		950,251
Unum Group	68,430		1,151,677
			14,586,607
Materials - 3.8%
Avient	18,890		499,829
CF Industries Holdings	31,590		970,129
Corteva	45,860		1,321,227
Eagle Materials	7,850		677,612
Element Solutions	50,880	[b]	534,749
FMC	16,590		1,757,047
Graphic Packaging Holding	93,940		1,323,615
NewMarket	1,310		448,439
Reliance Steel & Aluminum	18,090		1,845,904
Royal Gold	3,700		444,629
Sealed Air	22,610		877,494
Silgan Holdings	48,330		1,777,094
The Mosaic Company	53,090		969,954
The Scotts Miracle-Gro Company	5,230		799,719
			14,247,441
Media & Entertainment - 5.4%
Altice USA, Cl. A	14,550	[b]	378,300
Cable One	260		490,212
Discovery, Cl. A	36,320	[a,b]	790,686
DISH Network, Cl. A	38,900	[b]	1,129,267
Liberty Media Corp-Liberty SiriusXM, Cl. C	26,590	[b]	879,597
Match Group	17,575	[b]	1,944,674
Omnicom Group	28,890		1,430,055
Sirius XM Holdings	294,770	[a]	1,579,967
Spotify Technology	8,030	[b]	1,947,837
Take-Two Interactive Software	15,720	[b]	2,597,258
The Interpublic Group of Companies	101,970		1,699,840
The New York Times Company, Cl. A	33,420		1,430,042
Yelp	28,540	[b]	573,369
Zillow Group, Cl. C	16,510	[a,b]	1,677,251
Zynga, Cl. A	197,130	[b]	1,797,826
			20,346,181

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 6.5%
Agilent Technologies	17,360		1,752,318
Alexion Pharmaceuticals	10,120	[b]	1,158,032
Avantor	43,030	[b]	967,745
BioMarin Pharmaceutical	8,270	[b]	629,182
Bio-Rad Laboratories, Cl. A	3,570	[b]	1,840,192
Catalent	15,740	[b]	1,348,288
Exelixis	39,620	[b]	968,709
Horizon Therapeutics	18,840	[b]	1,463,491
IQVIA Holdings	13,300	[b]	2,096,479
Jazz Pharmaceuticals	12,700	[b]	1,810,893
Mettler-Toledo International	5,375	[b]	5,190,906
Moderna	23,940	[a,b]	1,693,755
Neurocrine Biosciences	13,210	[b]	1,270,274
PerkinElmer	11,650		1,462,191
PRA Health Sciences	3,830	[b]	388,515
Repligen	3,100	[b]	457,374
			24,498,344
Real Estate - 7.5%
Boston Properties	12,520	[c]	1,005,356
Brandywine Realty Trust	294,620	[c]	3,046,371
Camden Property Trust	27,940	[c]	2,486,101
Corporate Office Properties Trust	55,650	[c]	1,320,018
CubeSmart	26,190	[c]	846,199
Equity Lifestyle Properties	27,830	[c]	1,705,979
First Industrial Realty Trust	117,970	[c]	4,695,206
Gaming & Leisure Properties	17,320	[c]	639,628
Lamar Advertising, Cl. A	47,150	[c]	3,119,915
Mid-America Apartment Communities	43,770	[c]	5,075,131
Omega Healthcare Investors	35,270	[c]	1,055,984
PS Business Parks	6,170	[c]	755,146
Simon Property Group	14,420	[c]	932,686
Weingarten Realty Investors	100,910	[c]	1,711,434
			28,395,154
Retailing - 4.5%
Aaron's	8,120		459,998
AutoZone	4,550	[b]	5,358,262
Best Buy	9,805		1,091,198
Dick's Sporting Goods	14,810		857,203
Dollar Tree	9,280	[b]	847,635
Etsy	10,690	[b]	1,300,225
Foot Locker	21,920		724,018
Kohl's	66,970		1,240,954
LKQ	40,510	[b]	1,123,342
RH	1,450	[a,b]	554,799

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Retailing - 4.5% (continued)
Tractor Supply	8,800		1,261,392
Wayfair, Cl. A	4,260	[a,b]	1,239,703
Williams-Sonoma	9,710		878,172
			16,936,901
Semiconductors & Semiconductor Equipment - 3.9%
Cirrus Logic	9,680	[b]	652,916
Enphase Energy	15,950	[b]	1,317,310
Inphi	4,830	[b]	542,168
KLA	12,680		2,456,623
Microchip Technology	17,780		1,827,073
Monolithic Power Systems	3,390		947,878
Qorvo	15,000	[b]	1,935,150
Skyworks Solutions	12,130		1,764,915
SolarEdge Technologies	4,130	[b]	984,386
Teradyne	18,140		1,441,404
Xilinx	8,900		927,736
			14,797,559
Software & Services - 11.0%
CACI International, Cl. A	5,320	[b]	1,134,011
Cadence Design Systems	47,540	[b]	5,069,190
Citrix Systems	20,880		2,875,385
Coupa Software	2,070	[b]	567,677
Crowdstrike Holdings, CI. A	8,930	[b]	1,226,268
Datadog, Cl. A	5,790	[a,b]	591,506
DocuSign	7,450	[b]	1,603,538
EPAM Systems	1,980	[b]	640,094
Euronet Worldwide	11,790	[b]	1,074,069
Fair Isaac	6,140	[b]	2,611,833
FLEETCOR Technologies	17,470	[b]	4,159,607
Fortinet	16,310	[b]	1,921,481
Jack Henry & Associates	7,460		1,212,921
Leidos Holdings	8,050		717,658
Manhattan Associates	5,690	[b]	543,338
NortonLifeLock	45,390		945,928
Paychex	28,355		2,261,878
Paycom Software	5,600	[b]	1,743,280
Paylocity Holding	6,670	[b]	1,076,671
Qualys	8,630	[b]	845,826
Synopsys	2,390	[b]	511,412
The Trade Desk, Cl. A	2,790	[a,b]	1,447,396
The Western Union Company	33,240		712,333
Verisign	21,900	[b]	4,486,215
WEX	9,720	[b]	1,350,788
			41,330,303

Description		Shares		Value ($)
Common Stocks - 99.6% (continued)
Technology Hardware & Equipment - 3.8%
Arista Networks		2,440	[b]	504,909
CDW		25,635		3,064,152
Ciena		41,390	[b]	1,642,769
Hewlett Packard Enterprise		189,120		1,772,054
HP		37,180		706,048
Keysight Technologies		37,060	[b]	3,660,787
Lumentum Holdings		8,060	[b]	605,548
Motorola Solutions		6,500		1,019,265
Zebra Technologies, Cl. A		5,935	[b]	1,498,350
				14,473,882
Transportation - 2.8%
Avis Budget Group		17,900	[a,b]	471,128
Delta Air Lines		57,250		1,750,705
Expeditors International of Washington		15,740		1,424,785
Old Dominion Freight Line		27,935		5,054,000
United Airlines Holdings		47,840	[a,b]	1,662,440
				10,363,058
Utilities - 5.8%
American Water Works		14,650		2,122,492
Black Hills		36,140		1,933,129
CMS Energy		16,820		1,032,916
Eversource Energy		31,890		2,664,409
Hawaiian Electric Industries		44,820		1,489,817
IDACORP		30,410		2,429,759
MDU Resources Group		72,330		1,627,425
NorthWestern		19,410		944,102
NRG Energy		40,360		1,240,666
OGE Energy		115,680		3,469,243
ONE Gas		18,910		1,304,979
WEC Energy Group		14,700		1,424,430
				21,683,367
Total Common Stocks (cost $357,227,800)				375,668,575
	Maturity Date	Number of Warrants
Warrants - .0%
Energy - .0%
Occidental Petroleum (cost $16,558)	8/03/2027	3,345		10,035
	1-Day Yield (%)
Investment Companies - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $1,373,441)	0.10	1,373,441	[d]	1,373,441

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $1,490,555)	0.10	1,490,555	[d]	1,490,555
Total Investments (cost $360,108,354)		100.4%		378,542,606
Liabilities, Less Cash and Receivables		(.4%)		(1,488,213)
Net Assets		100.0%		377,054,393

a Security, or portion thereof, on loan. At September 30, 2020, the value of the fund’s securities on loan was $16,439,493 and the value of the collateral was $16,472,663, consisting of cash collateral of $1,490,555 and U.S. Government & Agency securities valued at $14,982,108.

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Active Midcap Fund

September 30, 2020 (Unaudited)

The following is a summary of the inputs used as of September 30, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	375,668,575	-	-	375,668,575
Investment Companies	2,863,996	-	-	2,863,996
Warrants	10,035	-	-	10,035

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At September 30, 2020, accumulated net unrealized appreciation on investments was $18,434,252, consisting of $51,116,575 gross unrealized appreciation and $32,682,323 gross unrealized depreciation.

At September 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.